(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of operating profit for the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	$ 61,555	$ 56,832	$ 62,521
Profit from operating activities	(21,165)	(27,045)	(19,349)
(Loss)/Profit for the year from discontinued operations	(573)	12,850	2,577
Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	0	2,784	12,258
Operating expenses	0	(2,652)	(9,679)
Tax expense	0	0	2
Profit from operating activities	0	132	2,577
(Loss)/Gain on sale of discontinued operations	(573)	12,718	0
(Loss)/Profit for the year from discontinued operations	$ (573)	$ 12,850	$ 2,577